Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2023
Assets Held For Sale [Abstract]
Summary of assets held for sale

	United States Dollars
Figures in millions unless otherwise stated	2023	2022

(a) Asanko Gold	153.3	—
– Asanko Gold joint venture	53.6	—
– Asanko redeemable preference shares	99.7	—
(b) Rusoro Mining Limited (“Rusoro”)	0	—
	153.3	—